UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07850

Allegiant Advantage Fund

(Exact name of registrant as specified in charter)

760 Moore Road

King of Prussia, PA 19406

(Address of principal executive offices) (Zip code)

Audrey C. Talley, Esq.

Drinker Biddle & Reath LLP

One Logan Square

18th & Cherry Streets

Philadelphia, PA 19103-6996

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-364-4890

Date of fiscal year end: May 31

Date of reporting period: February 28, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

The Schedule of Investments is attached herewith.

Allegiant Advantage Institutional Money Market Fund

SCHEDULE OF INVESTMENTS

February 28, 2009 (Unaudited)

	Par (000)	Value (000)
U.S. GOVERNMENT AGENCY OBLIGATIONS — 44.8%
Federal Farm Credit Bank — 0.8%
Federal Farm Credit Bank (FRN)
0.940%, 03/04/10	$20,000	$20,000

Federal Home Loan Bank — 15.6%
Federal Home Loan Bank
2.570%, 05/05/09	18,000	18,033
2.700%, 09/23/09	20,000	20,188
Federal Home Loan Bank (DN)
0.260%, 03/11/09 (A)	11,990	11,989
0.250%, 03/18/09 (A)	20,000	19,998
0.310%, 03/24/09 (A)	10,600	10,598
0.080%, 04/08/09 (A)	20,000	19,998
0.330%, 04/09/09 (A)	20,000	19,993
0.350%, 04/13/09 (A)	20,000	19,992
0.220%, 04/13/09 (A)	20,000	19,995
0.360%, 04/17/09 (A)	16,000	15,992
0.390%, 05/01/09 (A)	20,000	19,987
0.441%, 05/15/09 (A)	20,000	19,982
0.410%, 05/19/09 (A)	24,000	23,978
Federal Home Loan Bank (FRN)
0.415%, 03/05/09	25,000	25,000
1.385%, 10/05/09	30,000	30,054
1.185%, 10/13/09	10,000	10,041
0.945%, 10/23/09	20,500	20,566
1.371%, 11/18/09	20,000	20,093
0.378%, 01/08/10	20,000	19,955
0.405%, 01/13/10	20,000	19,959
0.920%, 02/23/10	15,000	15,000

		401,391

Federal Home Loan Mortgage Corporation — 13.7%
Federal Home Loan Mortgage Corporation (DN)
1.950%, 03/02/09 (A)	20,000	19,999
0.270%, 03/09/09 (A)	19,700	19,699
0.100%, 03/13/09 (A)	11,050	11,050
0.270%, 03/25/09 (A)	25,000	24,995
0.950%, 04/01/09 (A)	20,000	19,984
1.070%, 04/02/09 (A)	20,000	19,981
0.850%, 04/15/09 (A)	11,918	11,905
0.900%, 04/24/09 (A)	15,980	15,958
1.150%, 05/11/09 (A)	20,000	19,955
0.370%, 05/12/09 (A)	10,000	9,993
0.610%, 05/13/09 (A)	20,000	19,975
0.400%, 05/18/09 (A)	20,000	19,983
1.000%, 06/01/09 (A)	20,000	19,949
0.400%, 06/24/09 (A)	9,769	9,756
1.020%, 06/25/09 (A)	20,000	19,934
0.600%, 09/01/09 (A)	17,784	17,729
Federal Home Loan Mortgage Corporation (FRN)
0.453%, 09/21/09	20,000	19,993
1.331%, 09/25/09	20,000	20,033
0.378%, 12/23/09	12,000	11,976
Federal Home Loan Mortgage Corporation (FRN) (MTN)
1.101%, 02/09/10	20,000	20,000

		352,847

Federal National Mortgage Association — 14.7%
Federal National Mortgage Association (DN)
2.050%, 03/06/09 (A)	20,000	19,994
0.300%, 03/17/09 (A)	20,000	19,997
0.290%, 03/23/09 (A)	20,000	19,997
0.970%, 04/01/09 (A)	20,000	19,983
1.000%, 04/13/09 (A)	20,000	19,976
0.350%, 04/22/09 (A)	15,000	14,992
0.850%, 05/01/09 (A)	20,000	19,971
0.360%, 05/06/09 (A)	20,000	19,987
0.360%, 06/02/09 (A)	10,000	9,991
0.950%, 06/03/09 (A)	20,000	19,950
0.430%, 06/10/09 (A)	21,200	21,175
0.400%, 07/01/09 (A)	20,000	19,973
0.500%, 08/03/09 (A)	20,000	19,957
0.700%, 09/14/09 (A)	20,000	19,923
0.700%, 10/16/09 (A)	20,000	19,911
4.000%, 11/09/09 (A)	13,000	13,246
0.850%, 11/10/09 (A)	20,000	19,880
0.900%, 01/04/10 (A)	20,000	19,846
Federal National Mortgage Association (FRN)
1.082%, 01/21/10	20,000	20,079
1.167%, 02/12/10	20,000	19,953

		378,781

Total U.S. Government Agency Obligations (Cost $1,153,019)		1,153,019

COMMERCIAL PAPER† — 17.6%
Banks — 0.4%
Rabobank USA Financial
0.240%, 03/02/09	10,000	10,000

Consumer Staples — 0.8%
Nestle Capital
0.220%, 03/02/09	20,000	20,000

Education — 1.2%
Yale University
0.600%, 05/01/09	5,000	4,995
0.570%, 05/04/09	5,000	4,995
0.650%, 06/16/09	20,700	20,660

		30,650

Energy — 1.9%
Chevron Funding
0.320%, 03/09/09	30,000	29,998
Shell International Finance BV
0.300%, 04/02/09	20,000	19,994

		49,992

Finance-Automotive — 1.5%
American Honda Finance
0.700%, 04/20/09	10,000	9,990
Toyota Motor Credit
0.600%, 04/17/09	20,000	19,984
0.600%, 04/20/09	10,000	9,992

		39,966

Financial Services — 2.8%
New York Life Capital
1.050%, 04/23/09	10,000	9,985
PACCAR Financial
0.350%, 04/23/09	10,000	9,995
0.350%, 04/27/09	10,000	9,994
0.550%, 05/15/09	11,100	11,087
Wal-Mart Funding
0.500%, 03/10/09	30,000	29,996

		71,057

0

Allegiant Advantage Institutional Money Market Fund

SCHEDULE OF INVESTMENTS

February 28, 2009 (Unaudited)

	Par (000)	Value (000)
COMMERCIAL PAPER† — continued
Healthcare — 0.8%
Abbott Laboratories
0.100%, 03/03/09	$20,000	$20,000

Industrials — 1.6%
Emerson Electric
0.270%, 03/19/09	10,000	9,998
0.220%, 04/06/09	10,000	9,998
Illinois Tool Works
0.370%, 04/30/09	20,000	19,988

		39,984

Transportation — 1.2%
NetJets
0.300%, 03/04/09	10,000	10,000
0.310%, 03/19/09	20,000	19,997

		29,997

U.S. Government Agency Backed Temporary Liquidity Guarantee Program — 5.4%
Bank of America (TLGP) (FDIC)
0.250%, 04/14/09	20,000	19,994
0.400%, 04/30/09	20,000	19,987
0.430%, 05/14/09	20,000	19,982
Citigroup Funding (TLGP) (FDIC)
0.550%, 03/10/09	20,000	19,997
General Electric Capital (TLGP) (FDIC)
0.250%, 03/30/09	20,000	19,996
0.400%, 04/27/09	20,000	19,987
0.500%, 06/12/09	20,000	19,972

		139,915

Total Commercial Paper (Cost $451,561)		451,561

CORPORATE BONDS — 9.4%
Banks — 4.5%
Bank of America (FRN)
1.625%, 10/03/09 (B)	20,000	20,000
JPMorgan Chase (FRN) (MTN)
1.465%, 04/03/09	20,000	19,997
Rabobank Nederland NV (FRN)
1.412%, 04/06/09 (B)	20,000	19,998
Royal Bank of Canada (FRN)
1.538%, 10/15/09 (B)	20,000	20,000
Svenska Handelsbanken AB (FRN)
1.635%, 08/06/09 (B)	15,000	15,000
Wells Fargo (FRN)
0.611%, 07/15/09 (B)	20,000	20,000

		114,995

Consumer Discretionary — 0.9%
Procter & Gamble International (FRN)
1.422%, 07/06/09 (B)	15,000	15,002
Procter & Gamble International Funding SCA (FRN) (MTN)
1.486%, 02/08/10	10,000	10,000

		25,002

Energy — 0.8%
BP AMI Leasing (FRN)
1.476%, 06/26/09 (B)	20,000	20,000

Finance-Automotive — 0.8%
American Honda Finance (FRN) (MTN)
1.364%, 05/05/09 (B)	20,000	20,000

Financial Services — 0.9%
General Electric Capital (FRN)
2.096%, 06/15/09	25,000	25,006

Industrials — 0.8%
IBM International Group Capital LLC (FRN)
1.470%, 09/25/09 (B)	20,000	20,022

Insurance — 0.7%
Principal Life Income Funding Trusts (FRN) (MTN)
1.648%, 10/09/09	18,000	17,991

Total Corporate Bonds (Cost $243,016)		243,016

U.S. TREASURY OBLIGATIONS — 2.1%
U.S. Treasury Bills† — 1.5%
0.280%, 04/09/09	20,000	19,994
0.274%, 03/26/09	20,000	19,996

		39,990

U.S. Treasury Note — 0.6%
4.500%, 03/31/09	15,000	15,055

Total U.S. Treasury Obligations (Cost $55,045)		55,045

FUNDING AGREEMENTS — 1.6%
Metropolitan Life Funding Agreement (FRN)
2.208%, 10/14/09 (C)	20,000	20,000
New York Life Funding Agreement (FRN)
1.585%, 06/04/09 (C)	20,000	20,000

Total Funding Agreements (Cost $40,000)		40,000

CERTIFICATES OF DEPOSIT — 1.2%
Yankee — 1.2%
Bank of Montreal CH
0.300%, 03/10/09	10,000	10,000
Bank of Montreal CH (FRN)
1.579%, 08/25/09	20,000	20,000

Total Certificates of Deposit (Cost $30,000)		30,000

	Number of Shares
MONEY MARKET FUNDS — 2.9%
AIM STIT Liquid Assets Portfolio	33,758,775	33,759
BlackRock Liquidity Funds TempFund Portfolio	40,000,000	40,000

Total Money Market Funds (Cost $73,759)		73,759

	Par (000)	Value (000)
REPURCHASE AGREEMENTS — 21.2%

Bank of America

0.280% (dated 02/27/09, due 03/02/09, repurchase price $110,002,567, collateralized by Government National Mortgage Association Bonds, 5.500% to 6.500%, due 01/20/39 to 02/15/39, total market value $112,200,000)	$110,000	$110,000

Barclays

0.240% (dated 02/27/09, due 03/02/09, repurchase price $113,002,260, collateralized by Federal National Mortgage Association Bond, 5.500%, due 12/14/22, total market value $115,260,227)	113,000	113,000

Deutsche Bank

0.290% (dated 02/27/09, due 03/02/09, repurchase price $106,002,562, collateralized by Federal Home Loan Mortgage Corporation and Federal National Mortgage Association Bonds, 4.500% to 7.500%, due 06/01/19 to 08/01/48, total market value $108,120,000)	106,000	106,000

Goldman Sachs

0.270% (dated 02/27/09, due 03/02/09, repurchase price $75,001,688, collateralized by Federal Home Loan Mortgage Corporation and Federal National Mortgage Association Bonds, 4.000% to 10.500%, due 05/01/11 to 02/01/39, total market value $76,500,000)	75,000	75,000

Goldman Sachs (TLGP) (FDIC)

0.280% (dated 02/27/09, due 03/02/09, repurchase price $20,000,467, collateralized by Bank of America Medium Term Note, 2.100%, due 04/30/12, total market value $20,400,001)	20,000	20,000

Greenwich Capital

0.280% (dated 02/27/09, due 03/02/09, repurchase price $90,002,100, collateralized by Federal Home Loan Mortgage Corporation Discount Note and Federal National Mortgage Association Medium Term Note, 0.000% to 4.020%, due 04/20/09 to 07/30/09, total market value $91,801,125)	90,000	90,000

UBS Securities

0.250% (dated 02/27/09, due 03/02/09, repurchase price $30,000,625, collateralized by Federal National Mortgage Association Bond, 4.500%, due 02/01/39, total market value $30,600,387)	30,000	30,000

Total Repurchase Agreements (Cost $544,000)		544,000

Value (000)

TOTAL INVESTMENTS — 100.8% (Cost $2,590,400)*	$2,590,400

Other Assets & Liabilities — (0.8)%	(19,551)

TOTAL NET ASSETS — 100.0%	$2,570,849

*	Also cost for Federal income tax purposes.
†	The rate shown is the effective yield at purchase date.
(A)	Zero Coupon Bond — the rate shown is the effective yield at purchase date.
(B)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities is (000) $170,022 and represents 6.6% of net assets as of February 28, 2009.
(C)	Illiquid Security. Total market value of illiquid securities is (000) $40,000 and represents 1.6% of net assets as of February 28, 2009.
DN	— Discount Note
FDIC	— Federal Deposit Insurance Corporation
FRN	— Floating Rate Note: the rate shown is the rate in effect on February 28, 2009, and the date shown is the final maturity date, not the next reset or put date. The rate floats based on a predetermined index.
LLC	— Limited Liability Company
MTN	— Medium Term Note
TLGP	— Temporary Liquidity Guarantee Program

See Notes to Schedule of Investments.

Allegiant Advantage Institutional Money Market Fund

NOTES TO SCHEDULES OF INVESTMENTS

February 28, 2009 (Unaudited)

1. Investment Valuation

The investments of the Fund, other than investments in other money market funds, are valued at amortized cost, which approximates market value. The amortized cost method values an investment at its cost at the time of purchase and thereafter assumes a constant accretion of discount or amortization of premium to maturity. If this method is determined to be unreliable during certain market conditions or for other reasons, the Fund may value its investments at market price, or fair value prices may be determined in good faith using methods approved and regularly reviewed by the Board of Trustees. No such investments held on February 28, 2009 were valued at other than amortized cost.

Investments in other money market funds are valued at their respective net asset values as determined by those funds each business day.

In accordance with the Financial Accounting Standards Board (“FASB”) issued Statement No. 157 Fair Value Measurements (“Statement 157”), fair value is defined as the price that the fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Statement 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of the fair value measurements for disclosure purposes. Inputs refer broadly to the assumption that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The adoption of Statement 157 on June 1, 2008 did not have any material effect on the amounts reported in the Fund’s financial statements.

The market value table below illustrates the valuation hierarchy of the Fund’s securities as of February 28, 2009.

	Valuation Inputs (in thousands)
	Investments in Securities
	Level 1 - Quoted Prices	Level 2 - Other Significant Inputs	Level 3 - Significant Unobservable Inputs	Total
Institutional Money Market Fund	$73,759	$2,516,641	$—	$2,590,400

To determine the valuation hierarchy, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Transactions, Investment Income and Expenses

Investment transactions are recorded on trade date.

U.S. Department of the Treasury’s Temporary Guarantee Program for Money Market Funds

On October 8, 2008, the Board of Trustees of the Trust approved the participation by the Fund in the U.S. Department of the Treasury’s Temporary Guarantee Program for Money Market Funds (the “Program”) and any extensions of the Program. The Program protects the shares of money market fund investors as of September 19, 2008. A shareholder would receive a payment in the amount of $1.00 per covered share upon liquidation of the Fund, if the Fund’s market-based net asset value per share were to fall below $0.995 and was not promptly restored to $1.00. The number of covered shares is the lesser of the number of shares owned on September 19, 2008 or the number of shares owned on the date when the payment is triggered. Shares acquired by investors after the close of business on September

19, 2008 are eligible for protection under the Program only to the extent that such purchases replace prior covered shares. The total amount of coverage available for all participants in the Program is limited to the amount of funds available under the Federal Exchange Stabilization Fund. The initial term of the Program expired on December 18, 2008. The current term of the Program is set to expire on April 30, 2009. The U.S. Department of the Treasury has extended the Program beyond its current term through the close of business on September 18, 2009. As a participant in the Program, the Fund has paid participation fees of 0.01% for the period September 19, 2008 through December 18, 2008, 0.015% for the period December 19, 2008 through April 30, 2009 and will pay 0.015% for the period April 30, 2009 through September 18, 2009, respectively, based on the number of the Fund’s shares outstanding as of September 19, 2008. The Fund will bear the expense of its participation in the Program without regard to any expense limitation currently in effect for the Fund.

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Allegiant Advantage Fund
By (Signature and Title)*	/s/ John G. Abunassar
John G. Abunassar, President & Chief Executive Officer (principal executive officer)

Date	April 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John G. Abunassar
John G. Abunassar, President & Chief Executive Officer (principal executive officer)
Date	April 29, 2009
By (Signature and Title)*	/s/ John Kernan
John Kernan, Treasurer (principal financial officer)
Date	April 29, 2009

*	Print the name and title of each signing officer under his or her signature.